Other Assets (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Prepaid Expense And Other Assets [Line Items]
Contract with customer, asset, allowance for credit loss	¥ 85		¥ 27	$ 13
Contract with customer, asset, credit loss expense (reversal)	58	$ 9	9
Contract with customer, asset, allowance for credit loss, writeoff	¥ 0		¥ 0